PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	As of September 30,
	2024	2023
Deposit	¥30,892	¥-
Prepaid expenses	12,984	9,592
Refund of taxes and public dues	6,349	-
Consumption tax receivable	-	27,373
Others	42	1,056
Total	¥50,267	¥38,021